UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management U.K. Limited
Address: 1 Saint Martin's-Le-Grand
         Nomura House 6th Floor
         London, England EC1A 4NT

13F File Number: 028-11455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nigel Biggs
Title: Executive Officer
Phone: 44 0207 521 1350
Signature, Place, and Date of Signing:

/s/ Nigel Biggs
Nigel Biggs, London, May 7, 2010

Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. NAM Tokyo itself does not exercise investment discretion with respect to any Section 13(f) Securities positions held by its operating subsidiaries, which subsidiaries in fact exercise investment discretion. However, based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to such positions in
Section 13(f) securities held by its operating subsidiaries. In that regard, the
Section 13(f) Securities positions of Nomura Asset Management U.S.A. Inc.("NAM USA"), which is an operating subsidiary of NAM Tokyo that hold Section 13(f) securities positions but that does not meet the $100 million threshold for filing the Form 13F, are reflected on the Form 13F filed by NAM Tokyo. The
Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").

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Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F Information Table Value Total: 171,568 (thousands)

List of Other Included Managers: None

                             TITLE OF                        VALUE    SH/PRN   SH/  PUT/   INVESTMENT           VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP           (X1000)   AMOUNT   PRN  CALL   DISCRETION  OTHER   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AIRGAS INC                    COM           009363102         1,953    30,703  SH          Sole               30,703
AMERICAN EXPRESS CO           COM           025816109         2,459    59,600  SH          Sole               59,600
ANALOG DEVICES INC            COM           032654105             1        48  SH          Sole                   48
APACHE CORP                   COM           037411105         4,968    48,950  SH          Sole               48,950
BAKER HUGHES INC              COM           057224107         2,436    52,000  SH          Sole               52,000
BANK OF AMERICA CORPORATION   COM           060505104         5,218   292,300  SH          Sole              292,300
BARRICK GOLD CORP             COM           067901108         1,589    41,442  SH          Sole               41,442
CA INC                        COM           12673P105         1,934    82,400  SH          Sole               82,400
CANADIAN NAT RES LTD          COM           136385101         2,934    39,600  SH          Sole               39,600
CHEVRON CORP NEW              COM           166764100         3,921    51,711  SH          Sole               51,711
CISCO SYS INC                 COM           17275R102         4,579   175,930  SH          Sole              175,930
CITIGROUP INC                 COM           172967101         3,675   907,330  SH          Sole              907,330
COCA COLA CO                  COM           191216100         2,530    46,000  SH          Sole               46,000
CONOCOPHILLIPS                COM           20825C104         4,503    87,996  SH          Sole               87,996
COOPER INDUSTRIES PLC         SHS           G24140108         2,541    53,000  SH          Sole               53,000
DELL INC                      COM           24702R101         1,432    95,400  SH          Sole               95,400
DISNEY WALT CO                COM DISNEY    254687106         2,778    79,566  SH          Sole               79,566
ENCANA CORP                   COM           292505104           810    26,000  SH          Sole               26,000
EOG RES INC                   COM           26875P101         1,329    14,300  SH          Sole               14,300
EXELON CORP                   COM           30161N101         2,085    47,600  SH          Sole               47,600
EXPRESS SCRIPTS INC           COM           302182100         4,172    41,000  SH          Sole               41,000
FREEPORT-MCMORAN COPPER &     COM           35671D857         5,535    66,253  SH          Sole               66,253
GENERAL ELECTRIC CO           COM           369604103         3,731   205,000  SH          Sole              205,000
GOLDMAN SACHS GROUP INC       COM           38141G104         2,406    14,100  SH          Sole               14,100
GOOGLE INC                    CL A          38259P508         2,608     4,600  SH          Sole                4,600
HALLIBURTON CO                COM           406216101         2,195    72,836  SH          Sole               72,836
HEWLETT PACKARD CO            COM           428236103         4,465    84,000  SH          Sole               84,000
HOME DEPOT INC                COM           437076102         3,018    93,285  SH          Sole               93,285
HONEYWELL INTL INC            COM           438516106         3,893    86,000  SH          Sole               86,000
INGERSOLL-RAND PLC            SHS           G47791101         2,267    65,000  SH          Sole               65,000
JACOBS ENGR GROUP INC DEL     COM           469814107         2,544    56,300  SH          Sole               56,300
JOHNSON & JOHNSON             COM           478160104         3,507    53,795  SH          Sole               53,795
JPMORGAN CHASE & CO           COM           46625H100         4,229    94,500  SH          Sole               94,500
KRAFT FOODS INC               CL A          50075N104         2,268    75,000  SH          Sole               75,000
LAUDER ESTEE COS INC          CL A          518439104         1,816    28,000  SH          Sole               28,000
LOCKHEED MARTIN CORP          COM           539830109         2,152    25,859  SH          Sole               25,859
MEDCO HEALTH SOLUTIONS INC    COM           58405U102         7,079   109,643  SH          Sole              109,643
MERCK & CO INC NEW            COM           58933Y105         3,578    95,800  SH          Sole               95,800
METLIFE INC                   COM           59156R108         1,941    44,789  SH          Sole               44,789
MICROSOFT CORP                COM           594918104         5,421   185,218  SH          Sole              185,218
PEABODY ENERGY CORP           COM           704549104         3,404    74,477  SH          Sole               74,477
PEPSICO INC                   COM           713448108         3,543    53,553  SH          Sole               53,553
PHILIP MORRIS INTL INC        COM           718172109         3,114    59,708  SH          Sole               59,708
PNC FINL SVCS GROUP INC       COM           693475105         2,555    42,800  SH          Sole               42,800
PULTE HOMES INC               COM           745867101           900    80,000  SH          Sole               80,000
SAFEWAY INC                   COM NEW       786514208         1,989    80,000  SH          Sole               80,000
STATE STR CORP                COM           857477103         2,484    55,037  SH          Sole               55,037
SUNCOR ENERGY INC NEW         COM           867224107         3,882   119,239  SH          Sole              119,239
TARGET CORP                   COM           87612E106         3,210    61,036  SH          Sole               61,036
TEXAS INSTRS INC              COM           882508104         2,905   118,700  SH          Sole              118,700
TEXTRON INC                   COM           883203101         1,214    57,200  SH          Sole               57,200
TIME WARNER INC               COM NEW       887317303         2,304    73,692  SH          Sole               73,692
TOLL BROTHERS INC             COM           889478103           824    39,600  SH          Sole               39,600
TORONTO DOMINION BK ONT       COM NEW       891160509         3,358    45,000  SH          Sole               45,000
UNITEDHEALTH GROUP INC        COM           91324P102         3,156    96,600  SH          Sole               96,600
WELLPOINT INC                 COM           94973V107         2,897    45,000  SH          Sole               45,000
XEROX CORP                    COM           984121103         3,015   309,200  SH          Sole              309,200
XILINX INC                    COM           983919101         2,168    85,000  SH          Sole               85,000
YUM BRANDS INC                COM           988498101         2,146    56,000  SH          Sole               56,000

                                                         ----------
                                            TOTAL           171,568
                                                         ==========